Directors and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Directors' and key management remuneration
Schedule of directors' remuneration

	2017	2016
Directors’ remuneration	£000	£000
Non-executive directors emoluments	1,747	1,466
Chairman and executive directors emoluments	5,299	5,801
	7,046	7,267
Amounts receivable under long-term incentive plans and share option plans	1,225	993
	8,271	8,260

Schedule of compensation of key management
	2017	2016
	£000	£000
Short-term benefits	19,019	20,350
Post-employment benefits	434	471
Share-based payments	3,558	2,606
	23,011	23,427